Expense Example	Aug. 26, 2025 USD ($)
Defiance Daily Target 2X Short RIOT ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 131
Expense Example, with Redemption, 3 Years	409
Defiance Daily Target 2X Short SMCI ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	409
Defiance Daily Target 2X Short LLY ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	409
Defiance Daily Target 2X Short MSTR ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	$ 1,579